Document and Entity Information	Sep. 30, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2025
Entity Registrant Name	CRANE COMPANY
Entity Incorporation State Country Code	DE
Entity File Number	1-41570
Entity Tax Identification Number	88-2846451
Entity Address Address Line 1	100 First Stamford Place
Entity Address City Or Town	Stamford
Entity Address State Or Province	CT
Entity Address Postal Zip Code	06902
City Area Code	203
Local Phone Number	363-7300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00
Trading Symbol	CR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001944013
Amendment Flag	false